Income Taxes - Summary of deferred tax assets and deferred tax liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Capital leases	$ 27.8	$ 17.2
Other accruals	15.6	12.0
Deferred rent	4.8	3.0
Acquisition and other related costs	6.2	5.7
Net operating loss carryforward	73.8	52.1
Interest expense carryforward	35.4	31.9
Asset retirement obligations	1.6	1.5
Allowance for doubtful accounts	2.0	7.7
Impairment of Promissory Notes	9.1	32.3
Other	0.0	2.9
Valuation allowance	(37.3)	(5.7)
Total deferred tax assets	139.0	160.6
Less deferred tax liabilities:
Intangibles	(177.0)	(182.0)
Property, plant and equipment	(35.9)	(48.8)
Contract asset	(2.0)	(8.0)
Other	(1.3)	0.0
Total deferred tax liability	(216.2)	(238.8)
Deferred tax liability, net	$ (77.2)	$ (78.2)